SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED
                                FUNDS/PORTFOLIOS:

                             ----------------------

 Cash Account Trust:                          DWS Floating Rate Plus Fund                 DWS Mid Cap Growth Fund
   Government & Agency Securities Portfolio   DWS Global Bond Fund                        DWS Money Market Prime Series
   Money Market Portfolio                     DWS Global Opportunities Fund               DWS Money Market Series
   Tax-Exempt Portfolio                       DWS Global Thematic Fund                    DWS New York Tax-Free Income Fund
 DWS Alternative Asset Allocation Plus Fund   DWS GNMA Fund                               DWS RREEF Global Infrastructure Fund
 DWS Balanced Fund                            DWS Gold & Precious Metals Fund             DWS RREEF Global Real Estate Securities
 DWS Blue Chip Fund                           DWS Growth & Income Fund                      Fund
 DWS California Tax-Free Income Fund          DWS Health Care Fund                        DWS RREEF Real Estate Securities Fund
 DWS Capital Growth Fund                      DWS High Income Fund                        DWS S&P 500 Index Fund
 DWS Climate Change Fund                      DWS High Income Plus Fund                   DWS Short Duration Fund
 DWS Commodity Securities Fund                DWS Inflation Protected Plus Fund           DWS Short Duration Plus Fund
 DWS Communications Fund                      DWS Intermediate Tax/AMT Free Fund          DWS Short-Term Municipal Bond Fund
 DWS Core Fixed Income Fund                   DWS International Fund                      DWS Small Cap Core Fund
 DWS Core Plus Allocation Fund                DWS International Select Equity Fund        DWS Small Cap Growth Fund
 DWS Core Plus Income Fund                    DWS International Value Opportunities       DWS Strategic Government Securities Fund
 DWS Disciplined Long/Short Growth Fund         Fund                                      DWS Strategic High Yield Tax Free Fund
 DWS Disciplined Long/Short Value Fund        DWS Japan Equity Fund                       DWS Strategic Income Fund
 DWS Disciplined Market Neutral Fund          DWS Large Cap Value Fund                    DWS Target 2010 Fund
 DWS Dreman Concentrated Value Fund           DWS Large Company Growth Fund               DWS Target 2011 Fund
 DWS Dreman High Return Equity Fund           DWS Latin America Equity Fund               DWS Target 2012 Fund
 DWS Dreman Mid Cap Value Fund                DWS LifeCompass 2015 Fund                   DWS Target 2013 Fund
 DWS Dreman Small Cap Value Fund              DWS LifeCompass 2020 Fund                   DWS Target 2014 Fund
 DWS EAFE(R) Equity Index Fund                  DWS LifeCompass 2030 Fund                   DWS Technology Fund
 DWS Emerging Markets Equity Fund             DWS LifeCompass 2040 Fund                   DWS U.S. Bond Index Fund
 DWS Emerging Markets Fixed Income Fund       DWS LifeCompass Income Fund                 DWS Value Builder Fund
 DWS Enhanced S&P 500 Index Fund              DWS LifeCompass Protect Fund                Investors Cash Trust:
 DWS Equity 500 Index Fund                    DWS LifeCompass Retirement Fund               Treasury Portfolio
 DWS Equity Income Fund                       DWS Lifecycle Long Range Fund               Tax-Exempt California Money Market Fund
 DWS Equity Partners Fund                     DWS Managed Municipal Bond Fund
 DWS Europe Equity Fund                       DWS Massachusetts Tax-Free Fund
                                              DWS Micro Cap Fund
------------------------------------------------------------------------------------------------------------------------------------


On or about September 25, 2008, the following information replaces similar disclosure under "Policies about transactions" in the "Policies You Should Know About" section of each fund's/portfolio's prospectuses:

Each fund/portfolio accepts payment for shares only in US dollars by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. A fund/portfolio does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should normally be payable to DWS Investments and drawn by you or a financial institution on your behalf with your name or account number included with the check.




               Please Retain This Supplement for Future Reference

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

September 25, 2008
DMF-3671R